Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Revenues, Income Before Taxes, and Gain on Dispositions, Net of Tax in Discontinued Operations

The following table summarizes the revenues, loss before taxes, and the gain (loss) on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held-for-sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$55	$59	$122
Loss before taxes	(5)	(3)	(89)
Gain (loss) on disposals, net of tax	—	(2)	26

Net Loss Attributable to Host Inc.

Net loss attributable to Host Inc. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(10)	$(126)	$(191)
Discontinued operations, net of tax	(5)	(4)	(61)

Net loss attributable to Host Hotels & Resorts, Inc.	$(15)	$(130)	$(252)

Net Loss Attributable to Host L.P.

Net loss attributable to Host L.P. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(10)	$(128)	$(195)
Discontinued operations, net of tax	(5)	(4)	(62)

Net loss attributable to Host Hotels & Resorts, L.P.	$(15)	$(132)	$(257)